Personnel and related taxes payable - Summary of Personnel and Related Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Personnel and Related Taxes Payable [Line Items]
Current provisions for employee benefits	$ 58,147	$ 37,269
Non-current provisions for employee benefits	0	787
Current Strategic Bonus payable For Employee Benefits	800
Personnel And Related Taxes [Member]
Disclosure of Personnel and Related Taxes Payable [Line Items]
Current provisions for employee benefits	7,667	5,616
Accrued Vacation And Related Charges [Member]
Disclosure of Personnel and Related Taxes Payable [Line Items]
Current provisions for employee benefits	4,546	3,452
Employee profit sharing
Disclosure of Personnel and Related Taxes Payable [Line Items]
Current provisions for employee benefits	45,934	28,201
Strategic bonus
Disclosure of Personnel and Related Taxes Payable [Line Items]
Non-current provisions for employee benefits	$ 0	$ 787